RESTRCUTURING - Schedule of Restructuring charges recorded in the Statements of Consolidated Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended						50 Months Ended
	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011		Aug. 31, 2013
Restructuring Cost and Reserve [Line Items]
Cost of Goods Sold									$ 7,208		$ 6,459		$ 5,743
Restructuring Charges, Net									0		10		(1)		(723)
Income (Loss) from Continuing Operations Before Income Taxes									3,429		2,988		2,374
Income Tax (Expense) Benefit									(915)		(901)		(717)
Net Income	(239)	932	1,483	349	(219)	966	1,212	134	2,525		2,093		1,659
Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Cost of Goods Sold									0		0	[1]	(2)	[1]
Restructuring Charges, Net									0	[1],[2]	10	[1],[2]	(1)	[1],[2]
Income (Loss) from Continuing Operations Before Income Taxes									0		10		(3)
Income Tax (Expense) Benefit									0		(3)		4
Net Income									0		7		1
Seeds And Genomics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Net															(525)
Seeds And Genomics [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Cost of Goods Sold													(2)
Restructuring Charges, Net													9
Restructuring reversal											10
Agricultural Productivity [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Net															(198)
Agricultural Productivity [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Net													(8)
Net [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Net													(1)
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Net															(328)
Employee Severance [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reversal											10		37
Employee Severance [Member] | Seeds And Genomics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Net															(229)
Employee Severance [Member] | Agricultural Productivity [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Net															$ (99)

[1]	For the fiscal year ended 2011, the $2 million of restructuring charges recorded in cost of goods sold related to the Seeds and Genomics segment. For the fiscal year ended 2012, the $10 million of restructuring reversals recorded in restructuring charges, net, related to the Seeds and Genomics segment. For the fiscal year ended 2011, the $1 million of restructuring charges were split by segment as follows: $(8) million in Agricultural Productivity and $9 million in Seeds and Genomics.
[2]	The restructuring charges for the fiscal years ended 2012 and 2011 included reversals of $10 million and $37 million, respectively, related to the 2009 Restructuring Plan. The reversals primarily related to severance. Although positions originally included in the plan were eliminated, individuals found new roles within the company due to attrition.